UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (99.0%)(a)
			Shares	Value

Aerospace and defense (4.7%)

Boeing Co. (The)			49,262	$16,152,025

Northrop Grumman Corp.			45,309	15,818,278

TransDigm Group, Inc.(S)			17,273	5,301,775

				37,272,078
Auto components (0.6%)

Pirelli & C SpA (Italy)(NON)			497,505	4,417,643

				4,417,643
Banks (1.5%)

Bank of America Corp.			396,957	11,904,740

				11,904,740
Beverages (2.0%)

Constellation Brands, Inc. Class A			17,765	4,048,999

Heineken NV (Netherlands)			107,318	11,549,804

				15,598,803
Biotechnology (2.4%)

Alexion Pharmaceuticals, Inc.(NON)			53,206	5,930,341

Vertex Pharmaceuticals, Inc.(NON)			80,255	13,079,960

				19,010,301
Building products (1.4%)

AO Smith Corp.			82,506	5,246,557

Fortune Brands Home & Security, Inc.			101,804	5,995,238

				11,241,795
Capital markets (3.1%)

BlackRock, Inc.			21,846	11,834,415

Intercontinental Exchange, Inc.			181,224	13,142,364

				24,976,779
Chemicals (3.0%)

FMC Corp.			31,746	2,430,791

Praxair, Inc.			69,819	10,074,882

Sherwin-Williams Co. (The)			28,085	11,012,690

				23,518,363
Commercial services and supplies (0.8%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $44) (Private) (Germany)(NON)(F)(RES)			33	30

New Middle East Other Assets GmbH (acquired 8/2/13, cost $19) (Private) (Germany)(NON)(F)(RES)			14	13

Waste Connections, Inc.			92,156	6,611,271

				6,611,314
Construction materials (0.5%)

Summit Materials, Inc. Class A			135,194	4,093,674

				4,093,674
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $391,482) (Private)(NON)(F)(RES)			137,362	294,525

				294,525
Electrical equipment (1.0%)

Rockwell Automation, Inc.			46,674	8,130,611

				8,130,611
Energy equipment and services (—%)

Select Energy Services, Inc. 144A Class A-1(NON)			19,566	246,923

				246,923
Equity real estate investment trusts (REITs) (2.4%)

American Tower Corp.(R)			78,471	11,404,975

Equinix, Inc.(R)			17,674	7,390,206

				18,795,181
Food products (1.3%)

McCormick & Co., Inc. (non-voting shares)(S)			99,268	10,561,123

				10,561,123
Health-care equipment and supplies (7.0%)

Becton Dickinson and Co.			100,358	21,747,579

Boston Scientific Corp.(NON)			310,920	8,494,334

Danaher Corp.			166,178	16,270,488

Intuitive Surgical, Inc.(NON)			22,712	9,376,195

				55,888,596
Health-care providers and services (2.2%)

UnitedHealth Group, Inc.			81,369	17,412,966

				17,412,966
Hotels, restaurants, and leisure (2.9%)

Hilton Worldwide Holdings, Inc.			85,658	6,746,424

Wynn Resorts, Ltd.			55,893	10,192,647

Yum China Holdings, Inc. (China)			145,173	6,024,680

				22,963,751
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13 to 8/31/16, cost $44) (Private) (Germany)(NON)(F)(RES)			66	61

				61
Industrial conglomerates (0.8%)

Roper Technologies, Inc.			23,002	6,456,431

				6,456,431
Insurance (0.8%)

Prudential PLC (United Kingdom)			259,594	6,489,157

				6,489,157
Internet and direct marketing retail (9.4%)

Amazon.com, Inc.(NON)			35,957	52,042,004

Booking Holdings, Inc.(NON)			4,923	10,241,760

Global Fashion Group SA (acquired 8/2/13, cost $2,106,383) (Private) (Luxembourg)(NON)(F)(RES)			49,722	491,920

Netflix, Inc.(NON)			41,263	12,187,027

				74,962,711
Internet software and services (10.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			90,940	16,691,128

Alphabet, Inc. Class C(NON)			44,268	45,675,280

Facebook, Inc. Class A(NON)			88,171	14,088,844

Okta, Inc.(NON)			72,682	2,896,378

Tencent Holdings, Ltd. (China)			73,300	3,901,848

				83,253,478
IT Services (7.1%)

PayPal Holdings, Inc.(NON)			261,909	19,871,036

Visa, Inc. Class A(S)			303,988	36,363,045

				56,234,081
Life sciences tools and services (1.0%)

Mettler-Toledo International, Inc.(NON)			13,572	7,804,307

				7,804,307
Machinery (1.9%)

Fortive Corp.			134,989	10,464,347

KION Group AG (Germany)			47,145	4,399,606

				14,863,953
Media (3.7%)

Charter Communications, Inc. Class A(NON)			54,057	16,823,620

DISH Network Corp. Class A(NON)			34,450	1,305,311

Liberty Media Corp. — Liberty Formula One Class C(NON)			127,559	3,935,195

Live Nation Entertainment, Inc.(NON)			181,138	7,633,155

				29,697,281
Oil, gas, and consumable fuels (0.2%)

Devon Energy Corp.			34,657	1,101,746

EnVen Energy Corp. 144A(NON)			85,000	850,000

				1,951,746
Pharmaceuticals (1.4%)

Bristol-Myers Squibb Co.			149,596	9,461,947

Jazz Pharmaceuticals PLC(NON)			8,326	1,257,143

				10,719,090
Professional services (0.8%)

CoStar Group, Inc.(NON)			17,735	6,432,130

				6,432,130
Road and rail (2.2%)

JB Hunt Transport Services, Inc.			41,241	4,831,383

Norfolk Southern Corp.			90,625	12,305,063

				17,136,446
Semiconductors and semiconductor equipment (1.7%)

NVIDIA Corp.			26,263	6,082,248

ON Semiconductor Corp.(NON)			155,471	3,802,821

STMicroelectronics NV (France)(S)			153,832	3,428,915

				13,313,984
Software (13.0%)

Activision Blizzard, Inc.			136,132	9,183,465

Adobe Systems, Inc.(NON)			65,686	14,193,431

Microsoft Corp.			566,969	51,747,260

salesforce.com, Inc.(NON)			123,342	14,344,675

ServiceNow, Inc.(NON)			78,737	13,027,037

				102,495,868
Specialty retail (2.5%)

Home Depot, Inc. (The)			109,506	19,518,349

				19,518,349
Technology hardware, storage, and peripherals (4.5%)

Apple, Inc.			213,816	35,874,048

				35,874,048
Textiles, apparel, and luxury goods (0.6%)

Adidas AG (Germany)			20,812	5,040,273

				5,040,273

Total common stocks (cost $550,180,185)				$785,182,560

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(NON)(F)(RES)			375	$804

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,444) (Private)(NON)(F)(RES)			6,490	15,380

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $48,019) (Private)(NON)(F)(RES)			9,434	36,126

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $69,646) (Private)(NON)(F)(RES)			13,683	52,397

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,056) (Private)(NON)(F)(RES)			7,114	29,383

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $117,903) (Private)(NON)(F)(RES)			15,352	88,703

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $330,694) (Private)(NON)(F)(RES)			116,033	248,792

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $418,161) (Private)(NON)(F)(RES)			146,723	314,596

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,316,369) (Private)(NON)(F)(RES)			462,322	990,294

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $4,029,742) (Private)(NON)(F)(RES)			119,162	3,925,887

Total convertible preferred stocks (cost $6,391,103)				$5,702,362

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

EnVen Energy Corp. 144A	11/6/20	$12.50	85,000	$9

EnVen Energy Corp. 144A	11/6/20	15.00	85,000	9

Neuralstem, Inc. Ser. K, (acquired 4/20/17, cost $—)(RES)	1/9/22	42.00	430	—

Total warrants (cost $18)				$18

SHORT-TERM INVESTMENTS (8.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	56,500,650	$56,500,650

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	6,423,331	6,423,331

U.S. Treasury Bills 1.212%, 6/7/18(SEGSF)			$61,000	60,814

U.S. Treasury Bills 1.274%, 4/26/18			92,000	91,902

U.S. Treasury Bills 1.450%, 5/24/18(SEGSF)			226,000	225,461

U.S. Treasury Bills 1.640%, 7/5/18(SEG)(SEGSF)			418,000	416,133

Total short-term investments (cost $63,718,480)				$63,718,291

TOTAL INVESTMENTS

Total investments (cost $620,289,786)				$854,603,231

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $26,803,581) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	6/20/18	$4,928,197	$4,889,567	$(38,630)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/20/18	13,222,211	13,184,694	(37,517)
State Street Bank and Trust Co.
	Euro	Sell	6/20/18	4,381,541	4,354,469	(27,072)
UBS AG
	Euro	Sell	6/20/18	4,400,969	4,374,851	(26,118)

Unrealized appreciation						—

Unrealized (depreciation)						(129,337)

Total						$(129,337)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	5	$660,218	$660,750	Jun-18	$(3,878)

Unrealized appreciation					—

Unrealized (depreciation)					(3,878)

Total					$(3,878)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $793,269,055.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,488,911, or 0.8% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$30,832,548	$87,453,913	$61,785,811	$166,773	$56,500,650
	Putnam Short Term Investment Fund**	8,790,212	61,392,585	63,759,466	15,528	6,423,331

	Total Short-term investments	$39,622,760	$148,846,498	$125,545,277	$182,301	$62,923,981
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $56,500,650, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $56,211,493. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $171,192.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $480,194.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $117,817 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $129,337 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $480,194 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$146,650,172	$9,457,916	$491,981
Consumer staples	14,610,122	11,549,804	—
Energy	1,101,746	1,096,923	—
Financials	36,881,519	6,489,157	294,525
Health care	110,835,260	—	—
Industrials	103,745,109	4,399,606	43
Information technology	287,269,611	3,901,848	—
Materials	27,612,037	—	—
Real estate	18,795,181	—	—
Total common stocks	747,500,757	36,895,254	786,549
Convertible preferred stocks	—	—	5,702,362
Warrants	—	18	—
Short-term investments	6,423,331	57,294,960	—

Totals by level	$753,924,088	$94,190,232	$6,488,911

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(129,337)	$—
Futures contracts	(3,878)	—	—

Totals by level	$(3,878)	$(129,337)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$129,337
Equity contracts	18	3,878

Total	$18	$133,215

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		5
Forward currency contracts (contract amount)		$25,500,000
Warrants (number of warrants)		170,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018